Insurance Contracts - Additional Information (Detail) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Surplus Deficit Of Insurance Liability Adequacy Test	€ 2.5	€ 1.7
Increase decrease in insurance contract liabilities	0.8
The Netherlands [member]
Disclosure of types of insurance contracts [line items]
Surplus Deficit Of Insurance Liability Adequacy Test	2.5	1.7
Liability Adequency Test Deficit	7.0	5.1
shadow loss recognition	4.5	3.4
Credit Spread Movements [Member]
Disclosure of types of insurance contracts [line items]
Impact On Liability Adequacy Test	0.3	0.8
Lower Interest Rate [Member]
Disclosure of types of insurance contracts [line items]
Impact On Liability Adequacy Test	1.5	1.3
Other Impacts [Member]
Disclosure of types of insurance contracts [line items]
Impact On Liability Adequacy Test	€ 1.0	€ 0.2